Segment Reporting, Information for Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Segment Results [Abstract]
Total revenue	[1],[2]	$ 201,675		$ 145,016	[3]	$ 132,163	[3]
Underlying EBITDA		14,345		(42,900)		(34,438)
Underlying depreciation and amortisation expense		(21,484)	[4]	(25,927)	[5]	(22,454)	[6]
Underlying earnings adjustments	[7]	52,838		(179,553)		(20,722)
Profit/(loss) from operations		45,699		(248,380)	[3]	(77,614)	[3]
Net financial income (expense)		725		(670)	[3]	1,918	[3]
Profit/(loss) before income tax		46,424		(249,050)	[3]	(75,696)	[3]
Income tax benefit/(expense)		(2,034)		1,936	[3]	(2,344)	[3]
Profit/(loss) after income tax	[3]	44,390		(247,114)		(78,040)
Underlying exploration expenditure		0		17,694		21,856
Underlying capital expenditure	[8]	21,028		12,765		69,204
Total underlying assets		905,321		426,964	[3]	629,921
Total underlying liabilities		178,155		115,963	[3]	99,600
Depreciation and amortisation expense		23,630		24,983	[3]	22,146	[3]
Favourable non-cash inventory movements		2,100		900		400
Operating Segments [Member] | North American Lithium Operations [Member]
Segment Results [Abstract]
Total revenue		201,675		145,016		132,163
Underlying EBITDA		45,717		(29,483)		(14,377)
Underlying depreciation and amortisation expense		(20,923)	[4]	(25,546)	[5]	(22,118)	[6]
Underlying earnings adjustments	[7]	165,467		(175,388)		(13,053)
Profit/(loss) from operations		190,261		(230,417)		(49,548)
Underlying exploration expenditure		0		6,304		10,959
Underlying capital expenditure	[8]	19,584		12,765		58,822
Total underlying assets		466,769		223,287		429,072
Total underlying liabilities		137,199		99,697		73,391
Operating Segments [Member] | All Other Segments [Member]
Segment Results [Abstract]
Total revenue		0		0		0
Underlying EBITDA		(1,299)		(1,444)		(265)
Underlying depreciation and amortisation expense		(50)	[4]	(20)	[5]	(11)	[6]
Underlying earnings adjustments	[7]	0		0		(4,033)
Profit/(loss) from operations		(1,349)		(1,464)		(4,309)
Underlying exploration expenditure		0		11,390		10,817
Underlying capital expenditure	[8]	1,441		0		7,695
Total underlying assets		178,797		173,581		123,264
Total underlying liabilities		3,078		1,054		2,725
Group unallocated items and eliminations [Member]
Segment Results [Abstract]
Total revenue		0		0		0
Underlying EBITDA		(30,073)		(11,973)		(19,796)
Underlying depreciation and amortisation expense		(511)	[4]	(361)	[5]	(325)	[6]
Underlying earnings adjustments	[7]	(112,629)		(4,165)		(3,636)
Profit/(loss) from operations		(143,213)		(16,499)		(23,757)
Underlying exploration expenditure		0		0		80
Underlying capital expenditure	[8]	3		0		2,687
Total underlying assets		259,755		30,096		77,585
Total underlying liabilities		$ 37,878		$ 15,212		$ 23,484

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[4]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $23.6 million, partially offset by favourable non-cash inventory movements of $2.1 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[5]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $25.0 million and unfavourable non-cash inventory movements of $0.9 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[6]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense of $22.1 million and unfavourable non-cash inventory movements of $0.4 million recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[7]	Refer to Note 4 (c) for further details.
[8]	Underlying capital expenditure excludes capitalised exploration expenditure and right-of-use asset additions.